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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

                                                                     May 5, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Paragon Separate Account B
     File Nos. 333-133675, 333-133671 and 811-07534
     Rule 497(j) Certification
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Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of Prospectuses, Prospectus Supplement [1], and Statements of Additional Information dated May 1, 2011 and being used for certain variable life policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendments
No. 12 to the Registration Statements for the Account filed with the Commission on April 20, 2011.

     Please call the undersigned at (617) 578-3031 with any questions.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
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                                        John E. Connolly, Jr., Esq.
                                        Assistant General Counsel